Basis of Presentation and General Information (Details Narrative)	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Number of vessels	16
Neo Panamax Container Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	12
Panamax Container Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	3
Capesize Bulk Carrier [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	1